Annual Total Returns [BarChart] - iShares Short-Term National Muni Bond ETF - iShares Short-Term National Muni Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	2.80%
Annual Return 2012	0.94%
Annual Return 2013	0.71%
Annual Return 2014	0.57%
Annual Return 2015	0.65%
Annual Return 2016	(0.03%)
Annual Return 2017	0.90%
Annual Return 2018	1.57%
Annual Return 2019	3.09%
Annual Return 2020	2.27%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -0.03%.